Property, plant and equipment- Capital commitments (Details) - Property, plant and equipment - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	R 33,196	R 260,620
Authorised but not yet contracted for	33,297	21,136
Less expenditure to the end of year	(26,605)	(249,806)
Capital commitments	39,888	31,950
Capital commitments to sustain existing operations	25,591	26,305
Capital commitments to expand operations	14,297	5,645
Within one year
Capital commitments (excluding equity accounted investments)
Capital commitments	21,393	15,578
One to five years
Capital commitments (excluding equity accounted investments)
Capital commitments	R 18,495	R 16,372